Old Mutual Copper Rock Emerging Growth Fund
Old Mutual Copper Rock Emerging Growth Fund Morningstar Category: Small Growth
INVESTMENT OBJECTIVE
Old Mutual Copper Rock Emerging Growth Fund (the "Fund") seeks to provide investors with capital appreciation.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $50,000 in Class A shares of this Fund or other Old Mutual Funds.   More information about this and other sales charge discounts on Class A shares is available from your financial professional, in the section entitled "Your Investment" on page 30 of the Fund's statutory prospectus, and in the section entitled "Purchases and Redemptions of Shares" on page 64 of the Fund's statement of additional information.

FEES AND EXPENSES TABLE Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Old Mutual Copper Rock Emerging Growth Fund (USD $)	Institutional Class	Class A	Class Z
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	none	none	none
Redemption/Exchange Fee (as a percentage of amount redeemed)	2.00%	2.00%	2.00%
Maximum Account Fee (assessed annually on certain accounts under $1,000)	12.00	12.00	12.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Old Mutual Copper Rock Emerging Growth Fund		Institutional Class	Class A	Class Z
Management Fees		0.90%	0.90%	0.90%
Distribution (12b-1) Fees		none	none	none
Service Fees		none	0.25%	none
Other Operating Expenses		0.30%	0.98%	0.56%
Total Other Expenses		0.30%	1.23%	0.56%
Total Annual Fund Operating Expenses		1.20%	2.13%	1.46%
Fee Waivers and/or Expense Reimbursement	[1]	0.02%	(0.46%)	(0.04%)
Total Annual Fund Operating Expenses After Fee Waivers And/Or Expense Reimbursement	[1]	1.22%	1.67%	1.42%
[1]	The Adviser contractually has agreed to limit the operating expenses of the Fund to an annual rate of 1.22% for Institutional Class shares, 1.67% for Class A shares, and 1.42% for Class Z shares through December 31, 2012. The Adviser will consider further limitations on an annual basis. The expense limitation agreement may be amended or continued beyond December 31, 2012 by written agreement of the parties.

EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Old Mutual Copper Rock Emerging Growth Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Institutional Class	124	387	666	1,461
Class A	735	1,161	1,613	2,861
Class Z	145	458	794	1,743

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 194.26% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests primarily in equity securities of emerging growth companies. The Fund emphasizes small- and mid-cap companies in its portfolio, that is, companies with market values generally within the range of market values of issuers included in the Russell 2500™ Growth Index. The index measures the performance of the small- to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. For purposes of the Fund's investment policies, equity securities include common stocks, convertible debt, and other equity instruments with common stock characteristics, such as depositary receipts, warrants, rights, and preferred stocks.

The Fund may invest in emerging growth companies of any size. There is no minimum percentage of assets of either small- or mid-cap companies for the Fund's investments, and it has the flexibility to invest substantially in either small- or mid-cap issuers. The Fund may at times be invested primarily in small-cap stocks.

In selecting securities, Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, favors entrepreneurial companies that appear to be reasonably valued. It uses bottom-up fundamental research to identify potential investments, examining such features as a company's financial condition, business prospects, competitive position and business strategy. Copper Rock looks for companies with strong management, superior earnings growth prospects, and attractive relative valuations. Copper Rock sells or reduces holdings if its target price for a stock is attained, there is a change in the company's management team or business objectives, or if there is deterioration in a company's fundamentals.

PRINCIPAL RISKS
Like all investments in securities, you risk losing money by investing in the Fund.  The main risks of investing in the Fund are:

Stock Market Risk.  The value of the stocks and other securities owned by the Fund will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.  The market also may fail to recognize the intrinsic worth of an investment or Copper Rock may misgauge that worth.

Growth Stock Risk.  Stocks of growth companies, particularly newer companies, may offer the potential for greater long-term capital appreciation, but their stock prices may be more volatile than those of larger, more established issuers.  Growth stocks involve greater risks if the issuer's earnings fail to increase as expected.

Small Company Risk.  While small-cap companies may offer greater potential for capital appreciation than larger and more established companies, they may also involve greater risk of loss and price fluctuation.  The trading markets for securities of small-cap issuers tend to be less liquid and more volatile than securities of larger companies.  This means that the Fund could have greater difficulty buying or selling a security of a small-cap issuer at an acceptable price, especially in periods of market volatility.

Industry and Sector Risk.  Companies that have similar lines of business are grouped together in broad categories called industries.  Certain industries are grouped together in broad categories called sectors.  The Fund may focus its investments in certain industries within a sector, which may cause the Fund's performance to be susceptible to the economic, business, or other developments that affect those industries.

PERFORMANCE INFORMATION
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for 1 year, 5 years, and since inception compare with those of a broad measure of market performance.  The Fund's past performance, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.   All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31 – Institutional Class 1
The bar chart below does not reflect sales charges. If sales charges had been reflected, returns would be less than shown below.
[1]	The year-to-date return as of September 30, 2011 is (10.20%).

During the periods shown in the chart, the highest return for a quarter was 19.83% (quarter ending December 31, 2010) and the lowest return for a quarter was (25.77%) (quarter ending December 31, 2008).

Average Annual Total Returns as of December 31, 2010
The table below compares the average annual total return information for the Fund's Class A, Class Z and Institutional Class shares to the Russell 2500™ Growth Index, an unmanaged securities index that measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. Sales loads are reflected in the table.

After tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after tax returns depend on an investor's tax situation and may differ from those shown. After tax returns are not relevant to investors who hold their Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After tax returns are shown only for Institutional Class shares.  After tax returns for Class A and Class Z shares will vary. When the Return After Taxes on Distributions and Sale of Fund Shares is greater than the Return After Taxes on Distributions, it is because of realized losses.  If losses are realized upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.

Average Annual Total Returns - Old Mutual Copper Rock Emerging Growth Fund	1 Year	5 Years	Life of Fund	Inception date
Institutional Class	27.19%	2.70%	3.38%	Jul. 29, 2005
Institutional Class Return After Taxes on Distributions	27.19%	2.33%	3.03%
Institutional Class Return After Taxes on Distributions and Sale of Portfolio Shares	17.67%	2.17%	2.77%
Class A	19.26%	1.01%	1.79%	Jul. 29, 2005
Class Z	26.98%	2.47%	2.50%	Dec. 09, 2005
Russell 2500 Growth Index (reflects no deduction for fees, expenses, or taxes) (7/29/05 for Life of Fund returns)	28.86%	5.63%	5.66%	Jul. 29, 2005